Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
CURRENT
Bank borrowings – unsecured	¥ 90,834	$ 12,680	¥ 45,893